Pension and Other Post-retirement Benefit Plans (Table 7) (Details) $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($)
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Increase one percentage point total service and interest cost components	$ 1.3
Decrease one percentage point total service and interest cost components	(1.1)
Increase one percentage point post-retirement benefit obligation	5.7
Decrease one percentage point post-retirement benefit obligation	$ (5.1)